Condensed Financial Information of the Parent Company (Tables) - Parent Company [Member]	12 Months Ended
Dec. 31, 2023
Condensed Financial Information of the Parent Company (Tables) [Line Items]
Schedule of Condensed Balance Sheets	Condensed balance sheets
	December 31, 2022	December 31, 2023
	RMB	RMB
Assets
Cash and cash equivalents	5,080,204	12,927,318
investment securities	11,320,828	5,305,137
Investments in subsidiaries	392,559,403	392,559,403
Other assets	212,636,091	196,071,985
Total assets	621,596,526	606,863,843
Liabilities and shareholders’ equity

Accrued employee benefits	620,748	425,994
Other operating liabilities	10,827,876	12,485,706
Total liabilities	11,448,624	12,911,700
Ordinary shares (USD0.0001 par value; 3,800,000,000 shares authorized; 1,559,576,960 shares issued and 1,371,643,240 shares outstanding as of December 31, 2022 and December 31, 2023, respectively)	916,743	916,743
Treasury stock	(87,631,475)	(101,277,607)
Additional paid-in capital	705,422,445	705,422,445
Retained earnings	(7,944,752)	(16,951,566)
Accumulated other comprehensive losses	(615,059)	5,842,128
Total shareholders’ equity	610,147,902	593,952,143

Total liabilities and shareholders’ equity	621,596,526	606,863,843

Schedule of Condensed Statements of Comprehensive Income	Condensed statements of comprehensive income
	Year ended December 31
	2022	2023
	RMB	RMB
Interest and fees income
Interest income on debt securities	621,472	-
Interest on deposits with banks	20,593	11,254
Total interest and fees income	642,065	11,254

Realized gains/(losses) on sales of investments, net	2,889,427	(5,691,380)
Other (losses)/gains, net	(22)	987,920
Total non-interest income	2,889,405	(4,703,460)

Operating expenses
Employee compensation and benefits	(620,748)	(892,811)
Other expenses	(3,388,044)	(3,421,797)
Total operating expenses	(4,008,792)	(4,314,608)

Losses before income tax expense	(477,322)	(9,006,814)
Net losses	(477,322)	(9,006,814)
Other comprehensive income
Foreign currency translation adjustment	23,937,221	6,457,187
Comprehensive income/ (losses)	23,459,899	(2,549,627)

Schedule of Condensed Statements of Cash Flows	Condensed statements of cash flows
	Year ended December 31
	2022	2023
	RMB	RMB
Cash flows from operating activities:
Net losses	(477,322)	(9,006,814)
Other operating assets	67,500,641	22,579,797
Other operating liabilities	1,751,140	1,463,075
Net cash provided by operating activities	68,774,459	15,036,058
Cash flows from financing activities:
Repurchase of ordinary shares	(87,631,475)	(13,646,132)
Net cash used in financing activities	(87,631,475)	(13,646,132)
Net (decrease)/ increase in cash and cash equivalents	(18,857,016)	1,389,926
Cash and cash equivalents at the beginning of year	-	5,080,204
Effect of exchange rate change on cash and cash equivalents	23,937,220	6,457,188
Cash and cash equivalents at the end of year	5,080,204	12,927,318